PROPERTY, PLANT AND EQUIPMENT - Valuation Technique (Details) - Property, plant and equipment - Recurring fair value measurement - Discounted cash flow model	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Utilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	15	16
Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon	10 years	10 years
Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon	20 years	20 years
Transport
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	8
Investment Horizon	10 years	10 years
Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple		9
Transport | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple		20
Midstream | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple		8
Investment Horizon		1 year
Midstream | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple		10
Investment Horizon		2 years
Interest rate, measurement input | Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	0.08	0.08
Interest rate, measurement input | Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	0.16	0.15
Interest rate, measurement input | Transport
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	0.09	0.10
Interest rate, measurement input | Midstream
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate		0.15